CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated Other Comprehensive income (loss) CNY (¥)	Accumulated Other Comprehensive income (loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance, beginning of period at Dec. 31, 2020	¥ 16			¥ 12,177,849		¥ 16,503		¥ (2,001,200)		¥ (86,411,179)		¥ 83,515		¥ (76,134,498)
Balance, beginning of period (in shares) at Dec. 31, 2020 | shares	124,067,444	124,067,444
Treasury Shares, beginning balance at Dec. 31, 2020			¥ (2)
Treasury Shares, beginning balance (in shares) at Dec. 31, 2020 | shares			(15,535,936)
Increase (Decrease) in Stockholders' Equity
Share based compensation				24,654,583										24,654,583
Share-based awards granted to employees of an equity investee				178,506										178,506
Issuance of ordinary shares in connection with initial public offering, net of issuance cost	¥ 10			28,033,096										28,033,106
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares) | shares	79,200,000	79,200,000
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering	¥ 121			189,838,858										189,838,979
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares) | shares	933,349,567	933,349,567	(42,057)
Issuance of shares to trusts upon exercise of share options	¥ 10		¥ (9)	91										92
Issuance of shares to trusts upon exercise of share options (in shares) | shares	78,257,584	78,257,584	(68,616,887)
Settlement for net exercise of share options	¥ (1)			(2,591,520)										(2,591,521)
Settlement for net exercise of share options (in shares) | shares	(8,324,699)	(8,324,699)
Release of shares from trusts			¥ 8	(8)
Release of shares from trusts (in shares) | shares			60,976,302
Repurchase of ordinary shares				(219,003)										(219,003)
Repurchase of ordinary shares (in shares) | shares	(697,470)	(697,470)
Repurchase of non-controlling interests												(20,000)		(20,000)
Appropriation to statutory reserves						11,414				(11,414)
Share of other comprehensive income (loss) of equity method investees								(4,811)						(4,811)
Foreign currency translation adjustments								(1,593,734)						(1,593,734)
Accretion of convertible redeemable non-controlling interests to redemption value				(687,617)										(687,617)
Net loss										(49,343,664)		9,086		(49,334,578)
Balance, end of period at Dec. 31, 2021	¥ 156			251,384,835		27,917		(3,599,745)		(135,766,257)		72,601		112,119,504
Balance, end of period (in shares) at Dec. 31, 2021 | shares	1,205,852,426	1,205,852,426
Treasury Shares, ending balance at Dec. 31, 2021			¥ (3)
Treasury Shares, ending balance (in shares) at Dec. 31, 2021 | shares			(23,218,578)
Increase (Decrease) in Stockholders' Equity
Share based compensation				3,424,049										3,424,049
Share-based awards granted to employees of an equity investee				47,421										47,421
Issuance of ordinary shares in connection with exercise of share options and vesting of restricted shares and RSUs			¥ 1	7,525										7,526
Issuance of ordinary shares in connection with exercise of share options and vesting of restricted shares and RSUs (in shares) | shares			8,695,424
Shares withheld related to net share settlement				(275,479)										(275,479)
Shares withheld related to net share settlement (in shares) | shares			(2,756,641)
Release of shares from trusts			¥ 1	(1)
Release of shares from trusts (in shares) | shares			6,937,306
Repurchase of non-controlling interests				(28,023)								(4,827)		(32,850)
Appropriation to statutory reserves						41,411				(41,411)
Share of other comprehensive income (loss) of equity method investees								(12,617)						(12,617)
Foreign currency translation adjustments								4,585,505						4,585,505
Accretion of convertible redeemable non-controlling interests to redemption value				(898,649)										(898,649)
Net loss										(23,783,321)		810		(23,782,511)
Bulk issuance of ADSs reserved for share incentive plans	¥ 3		¥ (3)
Bulk issuance of ADSs reserved for share incentive plans (in shares) | shares	20,917,324	20,917,324	(20,917,324)
Release of shares withheld				147,102										147,102
Release of shares withheld (in shares) | shares			1,444,050
Repurchase of convertible redeemable non-controlling interests				15,764										15,764
Balance, end of period at Dec. 31, 2022	¥ 159			253,824,544		69,328		973,143		(159,590,989)		68,584		95,344,765
Balance, end of period (in shares) at Dec. 31, 2022 | shares	1,226,769,750	1,226,769,750
Treasury Shares, ending balance at Dec. 31, 2022			¥ (4)											(4)
Treasury Shares, ending balance (in shares) at Dec. 31, 2022 | shares			(29,815,763)
Increase (Decrease) in Stockholders' Equity
Share based compensation				2,575,340										2,575,340
Issuance of ordinary shares in connection with exercise of share options and vesting of restricted shares and RSUs				1,011										1,011
Issuance of ordinary shares in connection with exercise of share options and vesting of restricted shares and RSUs (in shares) | shares			1,671,692
Release of shares from trusts			¥ 1	(1)
Release of shares from trusts (in shares) | shares			5,136,186
Repurchase of ordinary shares				(112,666)										(112,666)
Repurchase of ordinary shares (in shares) | shares			(1,061,064)
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries								10,366						10,366	$ 1,460
Appropriation to statutory reserves						30,777				(30,777)
Equity transactions related to non-controlling interests				(15,624)								64,794		49,170
Share of other comprehensive income (loss) of equity method investees								(4,454)						(4,454)	(627)
Foreign currency translation adjustments								642,852						642,852	90,543
Accretion of convertible redeemable non-controlling interests to redemption value				(995,685)										(995,685)
Net loss										493,512		41,550		535,062	75,362
Shares withheld related to net share settlement and cash settlement related to vested share options				(94,828)										(94,828)
Shares withheld related to net share settlement and cash settlement related to vested share options (in shares) | shares			(410,794)
Release of shares withheld				18,734										18,734
Release of shares withheld (in shares) | shares			155,215
Balance, end of period at Dec. 31, 2023	¥ 159	$ 22		¥ 255,200,825	$ 35,944,284	¥ 100,105	$ 14,099	¥ 1,621,907	$ 228,442	¥ (159,128,254)	$ (22,412,746)	¥ 174,928	$ 24,638	97,969,667	$ 13,798,739
Balance, end of period (in shares) at Dec. 31, 2023 | shares	1,226,769,750	1,226,769,750
Treasury Shares, ending balance at Dec. 31, 2023			¥ (3)											¥ (3)
Treasury Shares, ending balance (in shares) at Dec. 31, 2023 | shares			(24,324,528)